SBA Loan Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Small Business Administration Loan Payable Abstract
SBA Loan Payable

Note 6: SBA Loan Payable

PPP Loan Conversion to SBA Loan

During March 2020, in response to the COVID-19 crisis, the federal government announced plans to offer loans to small businesses in various forms, including the Payroll Protection Program, or “PPP”, established as part of the Corona Virus Aid, Relief and Economic Security Act (“CARES Act”) and administered by the U.S. Small Business Administration (the “SBA”). On April 25, 2020, the Company entered an unsecured Promissory Note with Bank of America for a loan in the original principal amount of $460,400, and the Company received the full amount of the loan proceeds on May 4, 2020 (the “PPP Loan”). The PPP Loan bears interest at the rate of 1% per year.

On July 12, 2023, the Company received confirmation of a payment plan arrangement from the SBA for total principal and interest due on the loan of $467,117. Pursuant to this payment plan, the Company agreed to pay a minimum of $2,595 each month until the loan is paid in full in July 2028. The Company will amortize the balance due on the loan including interest at the original PPP loan rate of 1% per annum; a gain on restructure of debt in the amount of $40,622 was recorded on this transaction during the year ended December 31, 2023, and the balance of the loan was recorded at the amount of $433,343 representing the net cash flows discounted at 1%. During the three months ended March 31, 2026 the Company made principal payments of $4,585 on this loan and recorded interest in the amount of $907.

The following table provides the maturities of March 31, 2026:

Amount owed for Fiscal year ending December 31,	Principal
2026 (9 months remaining)	$20,721
2027	27,870
2028	28,150
2029	28,433
2030	28,719
Thereafter	229,323
Total	$363,216

Note 8: SBA Loan Payable

PPP Loan Conversion to SBA Loan

During March 2020, in response to the COVID-19 crisis, the federal government announced plans to offer loans to small businesses in various forms, including the Payroll Protection Program, or (“PPP”), established as part of the Corona Virus Aid, Relief and Economic Security Act (“CARES Act”) and administered by the U.S. Small Business Administration (the “SBA”). On April 25, 2020, the Company entered an unsecured Promissory Note with Bank of America for a loan in the original principal amount of $460,400, and the Company received the full amount of the loan proceeds on May 4, 2020 (the “PPP Loan”). The PPP Loan bears interest at the rate of 1% per year.

On July 12, 2023, the Company received confirmation of a payment plan arrangement from the SBA. Pursuant to this payment plan, the Company agreed to pay a minimum of $2,595 each month until the loan is paid in full in July 2028. The SBA confirmed the balance due on the loan, including principal and interest, was $467,117. The Company will amortize the balance due on the loan including interest at the original PPP loan rate of 1% per annum; a gain on restructuring of debt in the amount of $40,622 was recorded on this transaction during the year ended December 31, 2023, and the balance of the loan was recorded at the amount of $433,343 representing the net cash flows discounted at 1%. During the years ended December 31, 2025 and 2024, the Company made principal payments of $25,960 and $28,027 on this loan and recorded interest in the amount of $3,845 and $4,128, respectively.

The balance as of December 31, 2025, was $367,801.